Pension and Other Postretirement Benefit Plans (Expected Benefit Payments) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
2021	$ 25
2022	25
2023	24
2024	10
2025	9
2026-2030	43
United States Pension Benefits | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
2021	294
2022	243
2023	236
2024	231
2025	222
2026-2030	989
Foreign Pension Benefits | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
2021	39
2022	40
2023	41
2024	40
2025	45
2026-2030	$ 234